Financial Instruments (Details 3) - ILS (₪) ₪ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Fixed rate instruments	₪ (9,808)	₪ (10,902)
Variable rate instruments	(1,027)	(1,377)
Financial liabilities [Member]
Disclosure of financial assets [line items]
Fixed rate instruments	(12,547)	(12,888)
Variable rate instruments	(1,086)	(1,407)
Financial assets [Member]
Disclosure of financial assets [line items]
Fixed rate instruments	2,739	1,986
Variable rate instruments	₪ 59	₪ 30